Other Intangible Assets, Net (Details) - Schedule of estimated amortization expense relating to intangible assets	Dec. 31, 2023 USD ($)
Schedule of estimated amortization expense relating to intangible assets [Abstract]
2023	$ 23,476,000
2024	21,000,000
2025	20,923,000
2026	20,083,000
2027	15,927,000
2028 and thereafter	26,372,000
Total	$ 127,781,000